Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Retirement Benefits [Abstract]
Profit-sharing provision	$ 382	$ 300	$ 282
Contributions to profit sharing	322	293	301
Components of net periodic benefit costs [Abstract]
Service cost	15	11	12
Interest cost	22	20	26
Amortization of actuarial loss	14	7	4
Amortization of prior service cost	(10)	(10)	(6)
Special retirement benefit	0	0	4
Curtailment gain	0	0	(16)
Total postretirement benefit cost	41	28	24
Change in benefit obligation [Roll Forwad]
Benefit obligation, beginning of period	441	328
Service cost	15	11	12
Interest cost	22	20	26
Actuarial (gain) los	(57)	92
Benefit payments	(18)	(14)
Participants contributions	4	4
Benefit obligation, end of period	407	441	328
Change in plan assets [Roll Forward]
Plan assets at fair value, beginning of period	0	0
Plan participants contributions	4	4
Employer contributions	14	10
Benefits paid	(18)	(14)
Plan assets at fair value, end of period	0	0	0
Funded status [Abstract]
Funded status	407	441
Unrecognized actuarial gain	0	0
Unrecognized prior service cost	0	0
Accrued benefit cost, end of period	(407)	(441)
Amounts recognized in balance sheet [Abstract]
Current liabilities (present value of expected 2012 net benefit payments)	11	11
Non-current liabilities	396	430
Net liability recognized, end of period	(407)	(441)
Amounts recognized in accumulated other comprehensive (income) loss [Abstract]
Prior service credit	(121)	(131)
Net actuarial loss	117	188
Amounts expected to be recognized as components of net periodic costs [Abstract]
Prior service credit	(10)
Net actuarial loss	8
Assumptions used to compute postretirement benefit obligation [Abstract]
Discount rate assumption used to compute the postretirement benefit obligation, (in hundredths)	5.40%	4.95%
Discount rate assumption used to determine net periodic benefit cost (in hundredths)	4.95%	6.15%	7.50%
Percentage value of consumer price index used in assumptions to compute the postretirement benefit obligation (in hundredths)	2.00%	3.50%
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate (in hundredths)	7.50%
Description of direction and pattern of change for assumed health care cost trend rate	gradually decreasing to 5.25% over the next nine years
Ultimate health care cost trend rate (in hundredths)	5.25%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	7
Effect of one percentage point decrease on service and interest cost	(6)
Effect of one percentage point increase on postretirement obligation	73
Effect of one percentage point decrease on postretirement obligation	(59)
Estimated Future Benefit Payments [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2012	13
2013	14
2014	15
2015	17
2016	19
2017-2021	133
Estimated Federal Subsidy [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2012	1
2013	2
2014	2
2015	2
2016	3
2017-2021	$ 21